Retirement Plans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Discretionary contributions by employer	$ 0	$ 0
India Gratuity Plant [Member]
Defined Benefit Plan Disclosure [Line Items]
Funding liability, rate of interest under plan	8.50%
Defined Benefit Plan, retirement age	58 years
Accrued and other liabilities, current	555,000	434,000
Defined Benefit Plan, expenses under the plan	$ 145,000	$ 207,000